Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information
Entity Registrant Name	Venator Materials PLC
Entity Central Index Key	0001705682
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer